Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE:
Voyage revenues	$ 17,354	$ 13,852	$ 8,423
Management and consulting fee income	0	31	278
Total Revenues	17,354	13,883	8,701
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(1,188)	(1,352)	(954)
Vessel operating expenses	(9,925)	(9,135)	(8,688)
Depreciation	(4,601)	(4,854)	(5,014)
Depreciation of dry docking costs	(1,166)	(862)	(1,005)
Administrative expenses	(1,356)	(1,224)	(2,094)
Administrative expenses payable to related parties	(528)	(514)	(351)
Share-based payments	(40)	(40)	(50)
Gain from sale of subsidiary	0	0	2,257
Other (expenses)/income, net	2	83	(30)
Operating loss	(1,448)	(4,015)	(7,228)
Interest income	0	3	5
Interest expense and finance costs	(2,056)	(2,221)	(2,676)
Loss on derivative financial instruments	(131)	0	0
Foreign exchange gains/(losses), net	67	(242)	74
TOTAL LOSS FOR THE YEAR	(3,568)	(6,475)	(9,825)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (3,568)	$ (6,475)	$ (9,825)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the year	$ (1.11)	$ (2.51)	$ (37.73)